Schedule of financial lease liability (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Payables
Balance at beginning of year	$ 309	$ 301
Increase	451	258
Payments	(526)	(382)
Exchange difference	89	96
Interest	128	86
Result from exposure to inlfation	(104)	(50)
Balance at end of the year	$ 347	$ 309